INSURANCE COVERAGE (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Operational Risks [member]
IfrsStatementLineItems [Line Items]
Coverage	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits.
Amount of coverage	R$ 3,185,640
Transport Of Goods [Member]
IfrsStatementLineItems [Line Items]
Coverage	Coverage of goods in transit and in inventories.
Amount of coverage	R$ 788,279
Civil Responsibility [member]
IfrsStatementLineItems [Line Items]
Coverage	Third party complaints.
Amount of coverage	R$ 417,416